PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advances to employees		¥ 228,813	¥ 373,071
Other current assets		10,391,621	6,962,753
Total prepaid expenses and other current assets	$ 1,632,331	¥ 10,620,434	¥ 7,335,824